Note 10 - Retirement Plans (Tables)	12 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	2019	2018
	(In thousands)
Change in Benefit Obligation

Benefit obligation at beginning of year	$236,134	$216,022
Merge the Gray Plan into the Seneca Plan	-	3,796
Service cost	9,646	8,457
Interest cost	9,131	8,125
Actuarial loss (gain)	4,113	7,714
Benefit payments and expenses	(8,563)	(7,980)
Benefit obligation at end of year	$250,461	$236,134

Change in Plan Assets

Fair value of plan assets at beginning of year	$212,844	$207,829
Merge the Gray Plan into the Seneca Plan	-	3,300
Actual gain on plan assets	26,731	6,963
Employer contributions	2,100	2,732
Benefit payments and expenses	(8,563)	(7,980)
Fair value of plan assets at end of year	$233,112	$212,844

Unfunded Status	$(17,349)	$(23,290)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
	2019	2018
	(In thousands)
Amounts Recognized in Accumulated Other Comprehensive Pre-Tax Loss

Prior service cost	$(587)	$(707)
Net loss	(24,305)	(33,415)
Accumulated other comprehensive pre-tax loss	$(24,892)	$(34,122)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Pension and
post retirement plan
adjustments, net
of tax
(In thousands)
Accumulated Other Comprehensive Loss

Balance at March 31, 2018	$(25,067)
Other comprehensive gain	6,782
Balance at March 31, 2019	$(18,285)

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
	2019	2018
	(In thousands)
Service cost	$9,646	$8,457
Interest cost	9,131	8,125
Expected return on plan assets	(15,104)	(15,050)
Amortization of net loss	1,597	106
Prior service cost	119	119
Net periodic benefit cost	$5,389	$1,757

Defined Benefit Plan, Assumptions [Table Text Block]
	2019	2018

Weighted Average Assumptions for Balance Sheet Liability at End of Year:

Discount rate - projected benefit obligation	4.14%	4.14%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%

Weighted Average Assumptions for Benefit Cost at Beginning of Year:

Discount rate - pension expense	4.15%	4.35%
Discount rate - service cost	4.25%	4.58%
Discount rate - interest cost	3.87%	3.74%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%

Schedule of Allocation of Plan Assets [Table Text Block]
	Target	Percentage of Plan
	Allocation	Assets at March 31,
	2020	2019	2018

Plan Assets

Equity securities	99%	99%	99%
Debt securities	-	-	-
Real estate	-	-	-
Cash	1%	1%	1%
Total	100%	100%	100%
	2019	2018
	Market Value	Market Value
	(In thousands)
Assets by Industry Type

Asset Category
Cash and cash equivalents:
Money market funds	$1,387	$595
Total cash and cash equivalents	1,387	595
Common equity securities:
Materials	5,331	10,685
Industrials	16,080	21,738
Telecommunication services	24,370	18,120
Consumer staples	43,486	32,543
Energy	38,230	20,017
Financials	34,521	37,634
Health care	4,247	20,702
Information technology	28,750	19,945
Utilities	36,710	30,865
Total common equity securities	231,725	212,249
Total assets	$233,112	$212,844

Schedule of Expected Contributions [Table Text Block]
Expected Employer Contributions	$-
Expected Employee Contributions	-

Schedule of Expected Benefit Payments [Table Text Block]
2020	$9,345
2021	10,067
2022	10,722
2023	11,470
2024	12,206
2025-2029	71,977